Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 13—FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are classified using the following hierarchy, which is based upon the transparency of inputs to the valuation as of the measurement date.

Level 1—Valuation is based upon quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3—Valuation is based upon other unobservable inputs that are significant to the fair value measurement.

The following table summarizes the basis used to measure certain assets and liabilities at fair value on a recurring basis in the consolidated balance sheets at December 31, 2014. As discussed in Note 11, there were no open foreign exchange forward contracts as of December 31, 2013, and as such, there were no balances to be recorded at fair value at that date.

	December 31, 2014
Assets (Liabilities) at Fair Value	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign exchange forward contracts—Assets	$—	$298	$—	$298
Foreign exchange forward contracts—(Liabilities)	—	(4,850)	—	(4,850)

Total fair value	$—	$(4,552)	$—	$(4,552)

The Company uses an income approach to value its foreign exchange forward contracts, utilizing discounted cash flow techniques, considering the terms of the contract and observable market information available as of the reporting date. Significant inputs to the valuation for foreign exchange forward contracts are obtained from broker quotations or from listed or over-the-counter market data, and are classified as Level 2 in the fair value hierarchy.

Fair Value of Debt Instruments

The following table presents the estimated fair value of the Company’s outstanding debt not carried at fair value as of December 31, 2014 and 2013, respectively:

	As of December 31, 2014	As of December 31, 2013
Senior Notes (Level 2)	$1,212,045	$1,366,406

Total fair value	$1,212,045	$1,366,406

There were no other significant financial instruments outstanding as of December 31, 2014 and December 31, 2013.